6. EQUITY TRANSACTIONS (Details - Option activity) (Stock Options, USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Stock Options
Stock options Outstanding, beginning balance	21,095,798	19,428,693
Stock options granted	5,220,536	1,667,105
Stock options exercised	182,927
Stock options cancelled/forfeited
Stock options outstanding, ending balance	26,133,407	21,095,798
Stock options exercisable	22,487,563	19,141,625
Outstanding, Weighted Average Exercise Price	$ 0.28	$ 0.31
Granted, Weighted Average Exercise Price	$ 0.09	$ 0.08
Exercised, Weighted Average Exercise Price	$ 0.08
Cancelled/Forfeited, Weighted Average Exercise Price
Outstanding Weighted Average Exercise Price	$ 0.25	$ 0.28
Exercisable, Weighted Average Exercise Price	$ 0.27	$ 0.29
Stock options Weighted average estimated fair value of warrants granted	$ 0.13	$ 0.08